SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable, contract assets and allowance for uncollectible accounts and Loans receivable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Guarantor Obligations [Line Items]
Past-due accounts receivable	$ 0	$ 0
Accounts receivable	140,639	0
Allowance for uncollectible account receivable	$ 0	$ 0
Minimum
Guarantor Obligations [Line Items]
Loans Receivable Term	12 months	12 months
Interest rate (in percentage)	6.00%	6.00%
Maximum
Guarantor Obligations [Line Items]
Loans Receivable Term	36 months	36 months
Interest rate (in percentage)	8.00%	8.00%